Convertible Notes Payable (Details) - USD ($)										1 Months Ended												3 Months Ended					9 Months Ended		12 Months Ended
		Mar. 07, 2022	Oct. 25, 2021	May 14, 2021	Dec. 09, 2020	Oct. 31, 2020	Jul. 06, 2020	Jul. 01, 2020	Feb. 11, 2020	Sep. 15, 2022	Jul. 31, 2022	May 31, 2022	May 20, 2022	Feb. 22, 2022	Jun. 19, 2021	Sep. 23, 2020	Sep. 15, 2020	Feb. 25, 2020	Nov. 30, 2019	Mar. 31, 2018	Feb. 28, 2018	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 02, 2022	Jul. 31, 2021	Jul. 06, 2021	Aug. 17, 2020	Jul. 31, 2020	Jul. 17, 2020	Jul. 13, 2020	Jun. 30, 2020	Jun. 25, 2020	Apr. 30, 2020	Feb. 04, 2020	Jul. 17, 2018
Convertible Notes Payable (Details) [Line Items]
Conversion shares percentage						75.00%
Debt discount																							$ 113,481						$ 113,481
Derivative liability																									$ 42,231					$ 42,231
Debt discount																							84,854						84,854
Convertible note																						$ 1,787,099	$ 1,342,664		1,221,539		$ 1,787,099		$ 1,342,664	1,221,539
Common Stock Par Value (in Dollars per share)			$ 0.001	$ 1					$ 1									$ 1	$ 1			$ 0.001	$ 1				$ 0.001		$ 1								$ 1		$ 0.001				$ 1
Repaid principal amount																											$ 2,292,953	$ 403,843	$ 456,233
Gross proceeds		$ 2,659,750	$ 3,407,250							$ 796,000																	354,994
Issuance of warrants (in Shares)																	331,456												19,950
Loss on extinguishment of debt																	$ 4,915,327					$ (979,738)		$ 137,109			(832,482)	423,118	$ 1,025,555	$ (5,586,482)
Promissory note																																								$ 660,000	$ 660,000
Exercise price (in Dollars per share)		$ 1.75	$ 4.5							$ 0.2							$ 4.5																											$ 18
Maturity date, description																				The Notes mature on the second (2nd) anniversary of their issuance dates.
Received proceeds																											2,174,402	321,229	$ 747,937
Warrant issued (in Shares)																													6,667
Converted principal																				(a) a 14% Convertible Secured Promissory Note (each a “March 2018 Note” and together the “March 2018 Notes”), convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at a conversion price of $12.00 per share (the “Conversion Price”), and (b) a four-year warrant (each a “Warrant and together the “Warrants”) to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into (“Warrant Shares”) at an exercise price of $12.00 per share (“Exercise Price”).									The February 2019 Convertible Note Offering consisted of (a) a 10% Convertible Promissory Note (each a “February 2019 Note” and together, the “February 2019 Notes”), convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at the lesser of (i) a fixed conversion price equal to $15.00 per share or (ii) the price provided to investors in connection with (a) any private placement offerings or one or more registered public offerings by the Company under the Securities Act, pursuant to which the Company receives monies in the amount greater than $1,500,000 in exchange for securities of the Company between February 21, 2019 and the date on which the Company’s consummates a listing onto a national securities exchange, or (b) any private placement offerings or one or more registered public offerings by the Company under the Securities Act in connection with its listing onto a national securities exchange (a “Qualified Offering”), and (b) a four-year stock purchase warrant (each a “Warrant and together the “Warrants”) to purchase a quantity of shares of the Company’s common stock up to thirty-three percent (33%) of the number of shares of common stock into which the underlying Notes may be converted, at an exercise price of $18.00 per share (“Exercise Price”).
Common stock issued																						$ 34,950					$ 141,150	226,500	$ 226,500
Related debt discount																									$ (17,068)
Common stock per value (in Dollars per share)																						$ 0.001	$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001							$ 1
Converted shares principal (in Shares)																													7,278
Warrants issued (in Shares)																	258,750					6,150,000					6,150,000
Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Principal amount of convertible notes (in Shares)																														59,774
Common stock issued																						$ 50					$ 150	$ 50	$ 50
The march 2018 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Unpaid interest																																$ 51,293
Converted principal amount																														$ 50,000
The July 2021 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Promissory notes							$ 168,850
Note accrues interest rate							6.00%																											6.00%
Common stock, par value (in Dollars per share)							$ 0.001
Conversion shares percentage							75.00%
Debt discount																						15,850	$ 15,850				15,850		15,850
Debt issuance costs																						3,000	3,000				3,000		$ 3,000
Derivative liability																						100,532					100,532
Converted of principal amount																						168,850					168,850
Unpaid interest																											$ 4,605
Conversion Shares (in Shares)																											109,435
Debt discount																						96,803					$ 96,803
Promissory note																																			$ 168,850
Maturity date, description																													Upon default or 180 days after issuance the July 2021 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to 75% of average the lowest three trading prices of the Company’s common stock on the fifteen-trading day immediately preceding the date of the respective conversion.
Accrued interest																							4,941						$ 4,941
The Second February 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Unpaid interest														$ 37,425
Debt discount																						$ 37,163					37,163
Convertible note														$ 337,163
Effective interest rate														11.00%
Common Stock Par Value (in Dollars per share)												$ 0.001
Conversion shares at percentage												75.00%
Repaid principal amount																											$ 224,550
Interest of agreement																						11.00%					11.00%
Price per shares (in Dollars per share)	[1]
Warrant issued (in Shares)
The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Promissory notes													$ 115,163
Debt discount													$ 15,163
Effective interest rate													11.00%
Common Stock Par Value (in Dollars per share)													$ 0.001
Conversion shares at percentage													75.00%
Repaid principal amount																											$ 38,349
Interest of agreement																						11.00%					11.00%
Price per shares (in Dollars per share)	[1]
Warrant issued (in Shares)
The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt issuance costs																						$ 125,300					$ 125,300
Converted of principal amount																						900,000					900,000
Unpaid interest																											103,670
Debt discount										$ 75,610		$ 1,895,391										$ 399,964					399,964
Gross proceeds												$ 4,000,000
Conversion Price Per Share (in Dollars per share)												$ 2
Issuance of warrants (in Shares)												4,000,000
Principal outstanding percentage																																	110.00%
Accrue interest rate percentage																																	18.00%
Conversion price (in Dollars per share)										$ 0.2
Debt percentage										10.00%
Accrued interest																											103,670
Repayment of principal																											$ 35,714
Interest of agreement																						18.00%					18.00%
Price per shares (in Dollars per share)	[1]																					$ 2					$ 2
Warrant issued (in Shares)																											4,000,000
The May 2022 Convertible Note Offering [Member] | Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Common Stock Par Value (in Dollars per share)												$ 1
The May 2022 Convertible Note Offering [Member] | Warrant [Member]
Convertible Notes Payable (Details) [Line Items]
Issuance of warrants (in Shares)												4,000,000
The May 2022 Convertible Note Offering [Member] | Maximum [Member]
Convertible Notes Payable (Details) [Line Items]
Loss on extinguishment of debt										$ 737,756
The May 2022 Convertible Note Offering [Member] | Minimum [Member]
Convertible Notes Payable (Details) [Line Items]
Loss on extinguishment of debt										$ 331,861
The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount											$ 863,792											$ 214,981					$ 214,981
Gross proceeds											$ 2,150,000
Conversion Price Per Share (in Dollars per share)											$ 2
Issuance of warrants (in Shares)											2,150,000
Principal outstanding percentage																																	110.00%
Accrue interest rate percentage																																	18.00%
Conversion price (in Dollars per share)										$ 0.2
Debt percentage										10.00%
Repayment of principal																											$ 714,285
Interest of agreement																						18.00%					18.00%
Price per shares (in Dollars per share)	[1]																					$ 2					$ 2
Warrant issued (in Shares)																											2,150,000
The July 2022 Convertible Note Offering [Member] | Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Common Stock Par Value (in Dollars per share)											$ 1
The July 2022 Convertible Note Offering [Member] | Warrant [Member]
Convertible Notes Payable (Details) [Line Items]
Issuance of warrants (in Shares)											2,150,000
The July 2022 Convertible Note Offering [Member] | Maximum [Member]
Convertible Notes Payable (Details) [Line Items]
Loss on extinguishment of debt										$ 640,521
The february 2018 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																					$ 37,350
Debt issuance costs																				$ 725,000	$ 316,875
Unpaid interest																															$ 19,758	86,544
Conversion Shares (in Shares)																					6,041
Issuance of warrants (in Shares)																				24,223	60,416
Accrued interest																				$ 40,675
Secured debt																				250,000
Fair value derivative liability																				181,139
Convertible secured promissory note, description																					The February 2018 Convertible Note Offering consisted of a maximum of $750,000 of units of the Company’s securities (each, a “February 2018 Unit” and collectively, the “February 2018 Units”), with each February 2018 Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a “February 2018 Convertible Note” and together the “February 2018 Convertible Notes”), convertible into shares of the Company’s common stock, par value $.001 per share (“February 2018 Conversion Shares”) at a conversion price of $12.00 per share (the “February 2018 Note Conversion Price”), and (b) a five-year warrant (each a “February 2018 Offering Warrant and together the “February 2018 Offering Warrants”) to purchase common stock equal to one hundred percent (100%) of the shares into which the February 2018 Convertible Notes can be converted into (“February 2018 Warrant Shares”) at an exercise price of $12.00 per share (“February 2018 Warrant Exercise Price”). The February 2018 Offering Notes mature on the second (2nd) anniversary of their issuance dates. The February 2018 Offering Notes are secured by a second priority security interest in the Company’s assets up to $1,000,000.
Placement fees																					$ 94,250
Conversion share percentage																													10.00%
Conversion shares fair value																					$ 74,881
Converted principal amount																														75,000		940,675
Un paid principal amount																									$ 781					781
The march 2018 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																							254,788						$ 254,788
Debt issuance costs																				770,000
Unpaid interest																				$ 140,600										17,949
Issuance of warrants (in Shares)																				15,947									80,114
Accrued interest																				$ 767
Secured debt																				50,000
Fair value derivative liability																				$ 84,087
Convertible secured promissory note, description																													(a) a 14% Convertible Secured Promissory Note (each a “March 2018 Note” and together the “March 2018 Notes”), convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at a conversion price of $12.00 per share (the “Conversion Price”), and (b) a four-year warrant (each a “Warrant and together the “Warrants”) to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into (“Warrant Shares”) at an exercise price of $12.00 per share (“Exercise Price”).
Converted principal amount																																$ 886,367
Repaid principal amount																														25,000
Repaid of interest																														9,364
The february 2019 convertible note offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																							222,632						$ 222,632
Unpaid interest																														416,786
Repaid principal amount																														348,136
Issuance of warrants (in Shares)																													44,396
Convertible secured promissory note, description																													The February 2019 Convertible Note Offering consisted of (a) a 10% Convertible Promissory Note (each a “February 2019 Note” and together, the “February 2019 Notes”), convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at the lesser of (i) a fixed conversion price equal to $15.00 per share or (ii) the price provided to investors in connection with (a) any private placement offerings or one or more registered public offerings by the Company under the Securities Act, pursuant to which the Company receives monies in the amount greater than $1,500,000 in exchange for securities of the Company between February 21, 2019 and the date on which the Company’s consummates a listing onto a national securities exchange, or (b) any private placement offerings or one or more registered public offerings by the Company under the Securities Act in connection with its listing onto a national securities exchange (a “Qualified Offering”), and (b) a four-year stock purchase warrant (each a “Warrant and together the “Warrants”) to purchase a quantity of shares of the Company’s common stock up to thirty-three percent (33%) of the number of shares of common stock into which the underlying Notes may be converted, at an exercise price of $18.00 per share (“Exercise Price”). During the year ended December 31, 2019 a total of 44,396 Warrants were issued in conjunction with The February 2019 Convertible Note Offering.
Converted principal amount																														1,963,567
Repaid of interest																														0
Promissory note																									1,993,025					1,993,025
The november 2019 convertible note offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																							84,377						$ 84,377
Debt issuance costs																							79,933						79,933
Unpaid interest																														77,785
Convertible note																															479,500
Converted principal amount																														559,433
Accounts Payable into offering																															$ 318,678
Offering discount percentage																			10.00%
Exercise price (in Dollars per share)																			$ 13.5
Unpaid accrued interest																			$ 13.5
Beneficial conversion feature																													4,444
The january 2020 convertible note offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																							12,473						$ 12,473
Unpaid interest																														8,275
Convertible note																									87,473					87,473
Convertible secured promissory note, description																													a 12% Convertible Promissory Note (each a “January 2020 Note” and together, the “January 2020 Notes”), convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at the lesser of (i) a fixed conversion price equal to $13.50 per share or (ii) the price provided to investors in connection with (a) any private placement offerings or one or more registered public offerings by the Company under the Securities Act, pursuant to which the Company receives monies in the amount greater than $1,500,000 in exchange for securities of the Company, or (b) any private placement offerings or one or more registered public offerings by the Company under the Securities Act in connection with its listing onto a national securities exchange (a “Qualified Offering”).The January 2020 Notes mature on the first (6th) month anniversary of their issuance dates. If an event of default occurs and is not cured within 30 days of the Company receiving notice, the notes will be convertible at 80% multiplied by the lowest VWAP of the common stock during the five (5) consecutive trading day period immediately preceding the date of the respective conversion, and a default interest rate of 24% will become effective. The Conversion Price of the January 2020 Note are subject to adjustment for issuances of the Company’s common stock or any equity linked instruments or securities convertible into the Company’s common stock at a purchase price of less than the prevailing Conversion Price or Exercise Price. Such adjustment shall result in the Conversion Price being reduced to such lower purchase price, subject to carve-outs as described therein. The Company recorded a $12,473 debt discount relating to original issue discount associated with these notes. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost. During the year ended December 31, 2020, the Company converted $87,473 of principal and $8,275 of unpaid interest into the September 2020 Equity Raise.The First February 2020 Convertible Loan Agreement On February 4, 2020, the Company entered into a loan agreement (the “First February 2020 Loan Agreement”) with an individual (the “First February 2020 Lender”), whereby the First February 2020 Lender issued the Company a promissory note of $85,000 (the “First February 2020 Note”). Pursuant to the First February 2020 Loan Agreement, the First February 2020 Note has interest of ten percent (10%). The First February 2020 Note are convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at the lesser of (i) a fixed conversion price equal to $12.00 per share or (ii) the price provided to investors in connection with (a) any private placement offerings or one or more registered public offerings by the Company under the Securities Act, pursuant to which the Company receives monies in the amount greater than $1,500,000 in exchange for securities of the Company, or (b) any private placement offerings or one or more registered public offerings by the Company under the Securities Act in connection with its listing onto a national securities exchange (a “Qualified Offering”). The First February 2020 Notes mature on the first (6th) month anniversary of their issuance dates. In the event that the Offering’s Purchasers do not choose to convert the Notes into the Common Stock on or prior to the Maturity Dates and the Notes have not been repaid or an event of default occurs as defined in the Notes, the notes will be convertible at the lesser of the fixed conversion price or 65% multiplied by the lowest trade of the common stock during the twenty (20) consecutive trading day period immediately preceding the date of the respective conversion and a default interest rate of 15% will be applied. The Conversion Price of the First February 2020 Note are subject to adjustment for issuances of the Company’s common stock or any equity linked instruments or securities convertible into the Company’s common stock at a purchase price of less than the prevailing Conversion Price or Exercise Price. Such adjustment shall result in the Conversion Price being reduced to such lower purchase price, subject to carve-outs as described therein. The Company recorded a $8,000 debt discount relating to original issue discount associated with these notes. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost. During the year ended December 31, 2020, the Company repaid $158,065 in principal and $0 in interest. The Second February 2020 Convertible Loan Agreement On February 11, 2020, the Company entered into a loan agreement (the “Second February 2020 Loan Agreement”) with an individual (the “Second February 2020 Lender”), whereby the Second February 2020 Lender issued the Company a promissory note of $200,000 (the “Second February 2020 Note”). Pursuant to the Second February 2020 Loan Agreement, the Second February 2020 Note has interest of twelve percent (12%). As additional consideration for entering in the Second February 2020 convertible Loan Agreement, the Company issued a five-year warrant to purchase 6,666 shares of the Company’s common stock at a purchase price of $15.00 per share. The Second February 2020 Note is convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at the lesser of (i) a fixed conversion price equal to $13.50 per share or (ii) the price provided to investors in connection with (a) any private placement offerings or one or more registered public offerings by the Company under the Securities Act, pursuant to which the Company receives monies in the amount greater than $1,500,000 in exchange for securities of the Company, or (b) any private placement offerings or one or more registered public offerings by the Company under the Securities Act in connection with its listing onto a national securities exchange
Maturity date, description																													The January 2020 Notes mature on the first (6th) month anniversary of their issuance dates. If an event of default occurs and is not cured within 30 days of the Company receiving notice, the notes will be convertible at 80% multiplied by the lowest VWAP of the common stock during the five (5) consecutive trading day period immediately preceding the date of the respective conversion, and a default interest rate of 24% will become effective.
Converted principal amount																														87,473
The first february 2020 convertible loan agreemen [Member]
Convertible Notes Payable (Details) [Line Items]
Note accrues interest rate																																											10.00%
Debt discount																							8,000						$ 8,000
Convertible note																																											$ 85,000
Repayment of principal																														158,065
Un paid principal amount																									0					0
Maturity date, description																													The First February 2020 Notes mature on the first (6th) month anniversary of their issuance dates. In the event that the Offering’s Purchasers do not choose to convert the Notes into the Common Stock on or prior to the Maturity Dates and the Notes have not been repaid or an event of default occurs as defined in the Notes, the notes will be convertible at the lesser of the fixed conversion price or 65% multiplied by the lowest trade of the common stock during the twenty (20) consecutive trading day period immediately preceding the date of the respective conversion and a default interest rate of 15% will be applied.
Fixed conversion price per share (in Dollars per share)																													$ 12
Principal amount of convertible notes																							1,500,000						$ 1,500,000
The second february 2020 convertible loan agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Note accrues interest rate									12.00%
Debt discount																							33,340						33,340
Unpaid interest																														0
Convertible note									$ 200,000
Issuance of warrants (in Shares)									6,666
Loss on extinguishment of debt																													$ 136,115
Converted principal amount																														125,000
Exercise price (in Dollars per share)									$ 15
Maturity date, description																													The Second February 2020 Note matures on the first (12th) month anniversary of its issuance date. In the event that the Offering’s Purchasers do not choose to convert the Notes into the Common Stock on or prior to the Maturity Date and the Note is unpaid, the note will be convertible at the lesser of the fixed conversion price or 75% multiplied by the lowest trade of the common stock during the twenty (20) consecutive trading day period immediately preceding the date of the respective conversion.
Fixed conversion price per share (in Dollars per share)																													$ 13.5
Principal amount of convertible notes																							1,500,000						$ 1,500,000
Repaid principal amount																														175,000
Repaid principal interest																														0
The third february 2020 convertible loan agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Note accrues interest rate																		12.00%
Unpaid interest																														100,603
Convertible note																		$ 385,000
Gross proceeds																														350,010
Converted principal amount																		1,500,000											$ 1,500,000	1,500,000
Maturity date, description																													The Third February 2020 Note matures on the first (12th) month anniversary of their issuance dates. In the event that the Offering’s Purchasers do not choose to convert the Notes into the Common Stock on or prior to the Maturity Dates and the note is unpaid, the notes will be convertible at the lower of the fixed conversion price or 75% multiplied by the lowest trade of the common stock during the twenty (20) consecutive trading day period immediately preceding the date of the respective conversion.
Fixed conversion price per share (in Dollars per share)																													$ 4.5
Received proceeds																		$ 864,950
Description of debt instrument																													In accordance with ASC 470-50, since the present value of the cash flows under the new debt instrument was at least ten percent different from the present value of the remaining cash flows under the terms of the original debt instrument, the Company accounted for the note exchange as described above as a debt extinguishment. The Company recorded a loss on debt extinguishment of $535,041. This represents the fair value of the warrants issued $445,705 and a debt premium of $89,336. The note has an effective interest rate of 24%. The Company recorded a debt discount of $160,714. This is made up of an original issue discount of $250,050 less a debt premium of $89,336.
April Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt issuance costs																							$ 50,010						$ 50,010
Common Stock Par Value (in Dollars per share)																																										$ 1
Converted principal amount																														350,010
Interest of agreement																							12.00%						12.00%
Price per shares (in Dollars per share)																																										$ 13.5
Converted principal unpaid interest																														16,916
June Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt issuance costs																							$ 67,500						$ 67,500
Common Stock Par Value (in Dollars per share)																																								$ 1
Repaid principal amount																														490,800
Repaid of interest																														$ 16,944
Promissory note																							$ 550,000						$ 550,000
Exercise price (in Dollars per share)																							$ 274,578						$ 274,578
Interest of agreement																							12.00%						12.00%
Warrant issued (in Shares)															49,603														49,603
Common stock par value (in Shares)															11.55
Converted principal																													5,424	$59,200
The First July 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Note accrues interest rate								10.00%
Debt discount																							$ 68,000						$ 68,000
Repaid of interest																													3,400
Principal amount of convertible notes																							68,000						68,000
Principal amount of convertible notes (in Shares)								68,000
Derivative liability																													112,743
Derivative liability																							$ 44,743						44,743
Common stock issued																													$ 35,469
The Second July 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Common Stock Par Value (in Dollars per share)																							$ 1						$ 1
Repaid principal amount																														$ 250,000
Repaid of interest																														0
Promissory note																																						$ 250,000
Interest of agreement																							12.00%						12.00%
Related debt discount																													$ 46,750
Debt discount related to original issue																													$ 71,329
The July 2020 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Common Stock Par Value (in Dollars per share)																							$ 1						$ 1
Conversion shares at percentage																													61.00%
Gross proceeds																										$ 390,000
Unpaid accrued interest																									3,436					$ 3,436
Interest of agreement																							12.00%						12.00%
Common stock par value (in Shares)																													12.75
Converted principal																														$390,000
Related debt discount																													$ 38,215
Debt discount related to original issue																													$ 158,078
Convertible note offering issued (in Shares)																													30,589
The August 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																							$ 65,000						$ 65,000
Derivative liability																							$ 120,759						$ 120,759
Common Stock Par Value (in Dollars per share)																							$ 1						$ 1
Conversion shares at percentage																													61.00%
Converted principal amount																													$ 68,000
Repaid of interest																													$ 3,400
Promissory note																																				$ 68,000
Interest of agreement																							12.00%						12.00%
Derivative liability																							$ 55,759						$ 55,759
Common stock issued																													29,859
Related debt discount																													3,000
The September 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Note accrues interest rate																12.00%
Debt discount																							146,393						146,393
Debt issuance costs																							$ 68,255						68,255
Unpaid interest																													$ 46,200
Promissory note																$ 385,000
Maturity date, description																Upon default or 180 days after issuance the Second July 2020 Note is convertible into shares of the Company’s common stock, par value $.001 per share equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion.
Interest of agreement																							12.00%						12.00%
Price per shares (in Dollars per share)	[2]
Warrant issued (in Shares)																													85,555
Warrants purchase of common stock (in Shares)																													85,555
Repaid shares (in Shares)																													341,880
The October 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Note accrues interest rate						6.00%
Debt discount																							$ 19,400						$ 19,400
Derivative liability																							$ 74,860						$ 74,860
Promissory note						$ 169,400
Interest of agreement																							6.00%						6.00%
Price per shares (in Dollars per share)	[2]
Warrant issued (in Shares)
Common stock per value (in Dollars per share)						$ 0.001
Converted shares principal (in Shares)																													169,400
Interest on conversion shares																													$ 4,620
Shares issued (in Shares)																							55,631						55,631
The First December 2020 convertible Loan Agreement
Convertible Notes Payable (Details) [Line Items]
Promissory notes					$ 600,000
Note accrues interest rate					12.00%
Debt discount																							$ 110,300						$ 110,300
Unpaid interest																													$ 4,340
Common Stock Par Value (in Dollars per share)					$ 1
Maturity date, description					Upon default the First December 2020 Note is convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion.
Interest of agreement																							12.00%						12.00%
Price per shares (in Dollars per share)	[2]
Warrant issued (in Shares)
Common stock issued					$ 45,000
Repaid shares (in Shares)																													600,000
Shares issued (in Shares)																							45,000						45,000
The Second December 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Note accrues interest rate																							6.00%						6.00%
Debt discount																							$ 18,900						$ 18,900
Derivative liability																							$ 108,880						108,880
Unpaid interest																													$ 4,605
Conversion Shares (in Shares)																													74,706
Promissory note																									$ 169,400					$ 169,400
Maturity date, description																														Upon default the Second December 2020 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to 75% of average the lowest three trading prices of the Company’s common stock on the fifteen-trading day immediately preceding the date of the respective conversion.
Interest of agreement																							6.00%						6.00%
Price per shares (in Dollars per share)	[2]
Warrant issued (in Shares)
Repaid shares (in Shares)																													168,900
The May 2021 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																							$ 1,601,452						$ 1,601,452
Debt issuance costs																							$ 539,509						539,509
Gross proceeds				$ 3,690,491
Conversion Price Per Share (in Dollars per share)				$ 5
Maturity date, description				The May 2021 Convertible Note matures on November 14, 2022.
Debt discount related to original issue																													$ 666,669
Repaid shares (in Shares)																													933,334
Warrants issued (in Shares)				1,090,908																			1,090,908						1,090,908
Converted principal amount																							$ 4,666,669						$ 4,666,669

[1]	As subject to adjustment as further outlined in the notes
[2]	As subject to adjustment as further outlined in the notes